UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wagonhound Investments, L.P.
Address: 6451 El Sicomoro Street
         Rancho Santa Fe, CA  92067

13F File Number:  28-12426

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Greg Gleeson
Title:     Chief Financial Officer
Phone:     858-759-4545

Signature, Place, and Date of Signing:

      /s/  Arthur Greg Gleeson     Rancho Santa Fe, CA     May 08, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     77

Form13F Information Table Value Total:     $195,621 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204      811    47180 SH       SOLE                    47180        0        0
ADOBE SYS INC                  COM              00724F101     1902    45600 SH       SOLE                    45600        0        0
ALCOA INC                      COM              013817101     1441    42500 SH       SOLE                    42500        0        0
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     1027    11600 SH       SOLE                    11600        0        0
ALLIED IRISH BKS P L C         SPON ADR ORD     019228402     2024    33800 SH       SOLE                    33800        0        0
ALLIED WRLD ASSUR COM HLDG L   SHS              G0219G203    14963   350000 SH       SOLE                   350000        0        0
ALLSCRIPTS HEALTHCARE SOLUTI   COM              01988P108     1132    42240 SH       SOLE                    42240        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105      687    14365 SH       SOLE                    14365        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103      799    29200 SH       SOLE                    29200        0        0
AMERICAN REAL ESTATE PARTNR    DEPOSITRY UNIT   029169109      481     4040 SH       SOLE                     4040        0        0
AMERICAN TOWER CORP            CL A             029912201     1316    33780 SH       SOLE                    33780        0        0
APPLE INC                      COM              037833100     1649    17750 SH       SOLE                    17750        0        0
ATP OIL & GAS CORP             COM              00208J108     1267    33700 SH       SOLE                    33700        0        0
AXA                            SPONSORED ADR    054536107      832    19540 SH       SOLE                    19540        0        0
BOEING CO                      COM              097023105     1105    12430 SH       SOLE                    12430        0        0
BROCADE COMMUNICATIONS SYS I   COM              111621108     2491   261630 SH       SOLE                   261630        0        0
CABELAS INC                    COM              126804301    15533   626070 SH       SOLE                   626070        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101      636    18600 SH       SOLE                    18600        0        0
CELGENE CORP                   COM              151020104     1046    19940 SH       SOLE                    19940        0        0
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109      643    14340 SH       SOLE                    14340        0        0
CISCO SYS INC                  COM              17275R102     1250    48980 SH       SOLE                    48980        0        0
CONTINENTAL AIRLS INC          CL B             210795308      631    17330 SH       SOLE                    17330        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407      693    13130 SH       SOLE                    13130        0        0
COST PLUS INC CALIF            COM              221485105      200    20000 SH       SOLE                    20000        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109     1356    73100 SH       SOLE                    73100        0        0
DIGIRAD CORP                   COM              253827109      465   100918 SH       SOLE                   100918        0        0
EBAY INC                       COM              278642103     1604    48400 SH       SOLE                    48400        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109      643     8200 SH       SOLE                     8200        0        0
GAYLORD ENTMT CO NEW           COM              367905106     1825    34520 SH       SOLE                    34520        0        0
GENCO SHIPPING & TRADING LTD   SHS              Y2685T107     1751    55100 SH       SOLE                    55100        0        0
GENERAL DYNAMICS CORP          COM              369550108      786    10290 SH       SOLE                    10290        0        0
GILEAD SCIENCES INC            COM              375558103      759     9900 SH       SOLE                     9900        0        0
GOOGLE INC                     CL A             38259P508      866     1890 SH       SOLE                     1890        0        0
HEALTHSOUTH CORP               COM NEW          421924309      855    40700 SH       SOLE                    40700        0        0
HOME DEPOT INC                 COM              437076102     1659    45150 SH       SOLE                    45150        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107      810    22300 SH       SOLE                    22300        0        0
INTERSIL CORP                  CL A             46069S109      914    34500 SH       SOLE                    34500        0        0
INTL SECS EXCHANGE HLDGS INC   CL A             46031W204      664    13600 SH       SOLE                    13600        0        0
ISHARES TR                     S&P GBL HLTHCR   464287325      121     2100 SH       SOLE                     2100        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107      826    17700 SH       SOLE                    17700        0        0
JOHNSON CTLS INC               COM              478366107      961    10160 SH       SOLE                    10160        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104      234    23000 SH       SOLE                    23000        0        0
KUBOTA CORP                    ADR              501173207      718    16400 SH       SOLE                    16400        0        0
LAS VEGAS SANDS CORP           COM              517834107     1109    12810 SH       SOLE                    12810        0        0
LOCKHEED MARTIN CORP           COM              539830109      651     6710 SH       SOLE                     6710        0        0
MELCO PBL ENTMNT LTD           ADR              585464100    13719   850000 SH       SOLE                   850000        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103    34005   220000 SH       SOLE                   220000        0        0
MIDWAY GAMES INC               COM              598148104      125    20000 SH       SOLE                    20000        0        0
MONOLITHIC PWR SYS INC         COM              609839105      651    50500 SH       SOLE                    50500        0        0
MONSANTO CO NEW                COM              61166W101      825    15020 SH       SOLE                    15020        0        0
MONSTER WORLDWIDE INC          COM              611742107      791    16700 SH       SOLE                    16700        0        0
NATIONAL BK GREECE S A         SPONSORED ADR    633643408      817    76200 SH       SOLE                    76200        0        0
NATIONAL CINEMEDIA INC         COM              635309107     1319    49400 SH       SOLE                    49400        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107      320     7900 SH       SOLE                     7900        0        0
NEWS CORP                      CL B             65248E203     1088    44460 SH       SOLE                    44460        0        0
NOMURA HLDGS INC               SPONSORED ADR    65535H208     1037    50000 SH       SOLE                    50000        0        0
NTT DOCOMO INC                 SPONS ADR        62942M201      960    52100 SH       SOLE                    52100        0        0
NVIDIA CORP                    COM              67066G104      780    27100 SH       SOLE                    27100        0        0
OMNIVISION TECHNOLOGIES INC    COM              682128103      259    20000 SH       SOLE                    20000        0        0
PETROCHINA CO LTD              SPONSORED ADR    71646E100     1300    11100 SH       SOLE                    11100        0        0
PHILLIPS VAN HEUSEN CORP       COM              718592108     2263    38480 SH       SOLE                    38480        0        0
POWERSHARES QQQ TRUST SER 1    COMMON           73935A104    43530  1000000 SH       SOLE                  1000000        0        0
POWERWAVE TECHNOLOGIES INC     COM              739363109      199    35000 SH       SOLE                    35000        0        0
PRAXAIR INC                    COM              74005P104     1020    16200 SH       SOLE                    16200        0        0
PRECISION CASTPARTS CORP       COM              740189105     1569    15080 SH       SOLE                    15080        0        0
PRICELINE COM INC              COM NEW          741503403     2102    39460 SH       SOLE                    39460        0        0
SCHLUMBERGER LTD               COM              806857108     1438    20815 SH       SOLE                    20815        0        0
SHINHAN FINANCIAL GROUP CO L   SPN ADR RESTRD   824596100      651     5720 SH       SOLE                     5720        0        0
SMITH & WESSON HLDG CORP       COM              831756101      682    52100 SH       SOLE                    52100        0        0
SUN MICROSYSTEMS INC           COM              866810104     1228   204300 SH       SOLE                   204300        0        0
TARGET CORP                    COM              87612E106     1243    20970 SH       SOLE                    20970        0        0
THE9 LTD                       ADR              88337K104      785    23300 SH       SOLE                    23300        0        0
THQ INC                        COM NEW          872443403      889    26000 SH       SOLE                    26000        0        0
TIFFANY & CO NEW               COM              886547108     1283    28200 SH       SOLE                    28200        0        0
TJX COS INC NEW                COM              872540109      658    24400 SH       SOLE                    24400        0        0
UNUM GROUP                     COM              91529Y106     3733   162100 SH       SOLE                   162100        0        0
WEBMETHODS INC                 COM              94768C108      216    30000 SH       SOLE                    30000        0        0